Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible Assets
Less: Accumulated amortization	¥ (65,076)	$ (9,435)	¥ (44,469)
Total intangible assets, net	101,603	14,731	124,259
Customer relationships
Intangible Assets
Intangible assets	163,324	23,680	165,435
Purchased software
Intangible Assets
Intangible assets	455	66	393
Technology
Intangible Assets
Intangible assets	¥ 2,900	$ 420	¥ 2,900